Long-Term Notes Receivable and Other Assets	12 Months Ended
Dec. 31, 2017
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Long-Term Notes Receivable and Other Assets

NOTE 14. LONG-TERM NOTES RECEIVABLE AND OTHER ASSETS

a.	Long-term notes receivable

As of December 31, 2017 and 2016, the balance of long-term notes receivable was as follows:

	2017		2016
Promissory notes issued by the Mexican Government	Ps	. 147,274,076	Ps	.140,578,871
Other long-term notes receivable(1)		1,218,833		8,028,731

Total long-term notes receivable	Ps	. 148,492,909	Ps	.148,607,602

(1)	For 2016, primarily CENAGAS.

Promissory notes issued by the Mexican Government

	2017		2016
Total promissory notes	Ps	.149,796,282	Ps	.142,124,620
Less: current portion of notes receivable(1)		2,522,206		1,545,749

Long-term promissory notes	Ps	.147,274,076	Ps	.140,578,871

(1)	The current portion of the promissory notes and the total yield payments are allocated under sundry debtors in accounts receivable, net (see Note 7).

On December 24, 2015, the SHCP published in the Official Gazette of the Federation the Disposiciones de carácter general relativas a la asunción por parte del Gobierno Federal de obligaciones de pago de pensiones y jubilaciones a cargo de Petróleos Mexicanos y sus empresas productivas subsidiarias (General provisions regarding the assumption by the Mexican Government of the payment obligations related to pensions and retirement plans of Petróleos Mexicanos and its productive state-owned subsidiaries). These regulations stated the terms, conditions, financing mechanisms and payment arrangements pursuant to which the SHCP would assume a portion of the payment obligations related to PEMEX’s pensions and retirement plans. An independent expert reviewed the calculation, the methodology used, the maturity profile and all of the information provided by PEMEX.

In accordance with these provisions and prior to the completion of the independent expert’s review described above, on December 24, 2015, the Mexican Government issued in advance payment, through the SHCP, a Ps. 50,000,000 non-negotiable promissory note due December 31, 2050 payable to Petróleos Mexicanos. The promissory note, which accrued interest at a rate of 6.93% per year, was recognized as a long-term note receivable in non-current assets once the independent expert named by SHCP concluded its review.

On August 5, 2016, Petróleos Mexicanos received promissory notes issued by the Mexican Government at a value of Ps. 184,230,586 as of June 29, 2016, as part of the Mexican Government’s assumption of a portion of the payment liabilities related to Petróleos Mexicanos and Subsidiary Entities’ pensions and retirement plans, which notes were delivered in exchange for the Ps. 50,000,000 promissory notes issued to Petróleos Mexicanos on December 24, 2015. On August 15, 2016, Petróleos Mexicanos exchanged Ps. 47,000,000 of these promissory notes for short-term floating rate Mexican Government debt securities, known as Bonos de Desarrollo del Gobierno Federal (Development Bonds of the Mexican Government or “BONDES D”). Petróleos Mexicanos then sold the BONDES D to Mexican development banks at market prices.

Petróleos Mexicanos recognized a Ps. 135,439,612 increase in equity as a result of the Ps. 184, 230,586 of the promissory notes as of June 29, 2016, minus the Ps. 50,000,000 promissory note received by Petróleos Mexicanos on December 24, 2015, plus a Ps. 1,209,026 increase in the value of the promissory notes from June 29, 2016 to August 15, 2016, the date on which PEMEX received the promissory notes (see Note 21).

As of December 31, 2017 and 2016, these promissory notes amounted to Ps. 147,274,076 and Ps. 140,578,871, respectively. PEMEX intends is to hold them to maturity. These promissory notes will be converted into cash with annual maturity dates ranging from 2018 to 2042 and annual rates ranging from 4.65% to 7.03% with annual maturity dates in 2017 and ranging from 2017 to 2042 and annual rates ranging from 4.35% to 7.04% in 2016, as follows:

As of December 31, 2017
Number of Promissory Notes	Maturity	Yield Rate Range	Principal Amount
1	2018	4.65%	Ps.	2,522,206
1	2019	5.14%		3,580,302
1	2020	5.39%		4,421,320
1	2021	5.57%		5,238,081
1	2022	5.74%		5,804,485
5	2023 to 2027	5.87% to 6.32%		34,196,434
5	2028 to 2032	6.47% to 6.81%		35,338,617
5	2033 to 2037	6.85% to 7.03%		32,789,697
5	2038 to 2042	7.02% to 6.94%		25,905,140

	Total promissory notes			149,796,282
	Less: current portion		Ps.	2,522,206

	Long-term notes receivable		Ps.	147,274,076

As of December 31, 2016
Number of Promissory Notes	Maturity	Yield Rate Range	Principal Amount
1	2017	4.35%	Ps.	1,545,749
1	2018	4.65%		2,408,634
1	2019	5.14%		3,402,849
1	2020	5.39%		4,192,132
1	2021	5.57%		4,957,840
5	2022 to 2026	4.74% a 6.11%		30,986,252
5	2027 to 2031	6.32% a 6.77%		33,280,216
5	2032 to 2036	6.81% a 7.00%		31,370,504
6	2037 to 2042	6.94% a 7.04%		29,980,444

	Total promissory notes		Ps.	142,124,620
	Less: current portion			1,545,749

	Long-term notes receivable		Ps.	140,578,871

During 2017 and 2016, PEMEX received Ps. 9,233,950 and Ps. 3,597,654, respectively, in accrued yields from these promissory notes, which was recognized as financing income in the consolidated statement of comprehensive income.

Yield rates for these promissory notes are pre-determined and fixed all throughout their lifespans and up to their maturities. Accordingly, fixed rates may not reflect market interest rate conditions as of the due date of each promissory note. In addition, PEMEX believes the promissory notes do not have a credit risk because they are issued by the Mexican Government in Mexican pesos.

As of December 31, 2017, the remaining Ps. 22,217,300 corresponding to Ps. 47,000,000 of the Mexican Government contribution was transferred to the Fondo Laboral PEMEX (Pemex Labour Trust or “FOLAPE”), for the period from January 2017 to June 2017 in accordance with the authorized expenditure budget framework for the fiscal year 2017.

In addition, the promissory note maturing in 2017 was contributed to the FOLAPE in June 2017 in the amount of Ps. 1,562,288.

b.	Other assets

At December 31, 2017 and 2016, the balance of other assets was as follows:

	2017		2016
Payments in advance	Ps.	4,683,117	Ps.	2,558,767
License		2,162,151		1,813,605
Rights-of-way		1,967,304		1,940,157
Other		2,672,605		3,200,116

Total other assets	Ps.	11,485,177	Ps.	9,512,645